Business Acquisitions (Tables)	12 Months Ended
Mar. 01, 2014
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition for fiscal 2013:

For the year ended
March 2, 2013
Assets purchased
Current assets	$4
Property, plant and equipment	2
Other assets	4
Customer relationship intangible	10
Acquired technology	96
Deferred income tax asset	39
Goodwill(1)	31
186
Liabilities assumed	(23)
Deferred income tax liability	(38)
(61)
Net non-cash assets acquired	125
Cash acquired	1
Purchase price	$126
Consideration
Cash consideration	$93
Fair value of equity interest previously held	20
Contingent consideration(2)	13
$126
 _______________

(1)
Goodwill represents the excess of the acquisition price over the fair value of net assets acquired, which is not expected to be deductible for tax purposes when goodwill results from share purchases. None of the goodwill resulting from certain assets purchased in fiscal 2013 is expected to be deductible for tax purposes. The entire goodwill balance was included in the goodwill impairment charge incurred in fiscal 2013, as discussed in Note 5.

(2)	The Company has agreed to additional consideration contingent upon the retention of key employees for a period of 24 months from the acquisition date.